UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q/A
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-09025
New Covenant Funds

(Exact name of registrant as specified in charter)

200 East Twelfth Street Jeffersonville, IN	47130

(Address of principal executive offices)	(Zip code)
Citi Fund Services, 3435 Stelzer Road Columbus, OH 43219

(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-858-6127
Date of fiscal year end: June 30, 2008
Date of reporting period: September 30, 2007

Item 1. Schedule of Investments. The report on Form N-Q filed herewith replaces the Form N-Q filed on November 28, 2007 (Accession #0000950152-07-009303). That filing was made in error by the Registrant's filing agent.

Schedule of Portfolio Investments
NEW COVENANT GROWTH FUND
September 30, 2007
(Unaudited)

		Value
Shares		(Note 2)
COMMON STOCKS (97.3%)
Advertising ( 0.6%)
365,700	Interpublic Group of Cos., Inc.(a) (L)	$3,795,966
6,600	Live Nation, Inc.(a) (L)	140,250
45,400	Omnicom Group, Inc.	2,183,286
7,663	PagesJaunes SA	157,024

		6,276,526

Aerospace/Defense ( 0.1%)
29,700	Empresa Brasileira de Aeronautica SA (b)	327,039
7,800	Empresa Brasileira de Aeronautica SA — ADR	342,576

		669,615

Automotive ( 0.9%)
13,600	BorgWarner, Inc.	1,244,808
14,600	DaimlerChrysler AG	1,468,658
77,900	Goodyear Tire & Rubber Co.(a) (L)	2,368,939
42,100	Nissan Motors	421,366
128	Porsche AG	272,660
20,200	Suzuki Motor Corp. (L)	597,217
14,080	Tenneco Automotive, Inc.(a) (L)	436,621
81,400	TRW Automotive Holdings Corp.(a)	2,578,752

		9,389,021

Banks ( 5.5%)
32,300	ABSA Group, Ltd.	585,850
44,090	Akbank Turk Anonim Sirketi	335,254
9,700	Allied Irish Banks PLC	234,489
82,643	Banca Intesa Spa	636,366
40,600	Banco Bilbao Vizcaya	949,140
28,600	Banco Santander Central Hispano SA	554,325
127,900	Bank Hapoalim Ltd.	653,039
32,700	Bank Muscat Saog-GDR	508,923
384,691	Bank of America Corp.	19,338,417
101,400	Bank of East Asia Ltd.	569,113
8,500	Bankunited Financial Corp. (L)	132,090
4,700	Banque Nationale de Paris	512,888
16,500	Barclays PLC	200,162
3,500	Canadian Imperial Bank of Commerce	350,070
450,000	China Construction Bank	410,708
8,700	City Holding Co. (L)	316,767
45,400	Comerica, Inc.	2,328,112
15,000	Commerce Bancorp, Inc.	577,756
6,350	Credit Suisse Group	420,289
22,800	Depfa Bank PLC	465,253
5,800	Deutsche Bank AG	745,093
8,800	East West Bancorp, Inc.	316,448
2,820	First Citizens Bancshares, Inc., Class A	491,808
5,900	First Community Bancorp (L)	322,789
6,600	Fortis	193,806
7,800	Frontier Financial Corp. (L)	181,974
35,108	HSBC Holdings PLC	646,890
7,240	International Bancshares Corp. (L)	157,108
48,056	JPMorgan Chase & Co.	2,201,926
3,232	Kookmin Bank — ADR	264,992
22,300	Lloyds TSB Group PLC	246,445
8,632	Macquarie Bank Ltd. (L)	644,538
66	Mitsubishi Tokyo Financial Group, Inc. (c)	579,652
129	Mizuho Financial Group, Inc.	734,739
841,500	PT Bank Mandiri	324,539
1,900	Raiffeisen International Bank Holding AG	276,936
67,400	Royal Bank of Scotland Group PLC	720,834
3,570	SCBT Financial Corp. (L)	123,308
3,780	Societe Generale	632,553
18,400	Standard Bank	265,546
10,300	Standard Chartered PLC	335,717
178	Sumitomo Mitsui Financial Group	1,385,304
146,300	U.S. Bancorp	4,759,139
11,300	UMB Financial Corp. (L)	484,318
98,000	Wachovia Corp.	4,914,700
70,400	Wells Fargo & Co.	2,507,648
5,700	West Coast Bancorp (L)	161,937
87,000	Yapi Ve Kredi Bankasi As(a)	277,560

		54,977,258

Chemicals ( 1.1%)
3,600	Akzo Nobel NV	295,892
7,300	CF Industries Holdings, Inc. (L)	554,143
3,800	Chemed Corporation (L)	236,208
35,700	Cytec Industries, Inc. (L)	2,441,523
13,200	Innospec, Inc.	300,696
18,200	Metabolix, Inc.(a) (L)	441,532
5,800	Methanex Corp.	146,138
56,700	Mosaic Co., Inc.(a)	3,034,584
23,200	Potash Corp. of Saskatchewan, Inc.	2,453,352
5,900	Rhodia SA(a)	214,109
392,000	Sinochem Hong Kong Holdings Ltd. (L)	308,320
46,000	Sumitomo Chemical Co. Ltd. (L)	394,000
5,100	Terra Industries, Inc.(a) (L)	159,426
9,000	US BioEnergy Corp.(a) (L)	69,390
6,200	W.R. Grace & Co.(a) (L)	166,532

		11,215,845

Commercial Services ( 2.8%)
16,269	Aaron Rents, Inc. (L)	362,799
156,600	Accenture Ltd., Class A	6,303,150
6,600	Adecco SA	389,083
110,000	Avis Budget Group Inc.(a)	2,517,900
39,001	Brambles Ltd. (L)	509,280
24,900	Cit Group, Inc.	1,000,980
17,590	CSG Systems International, Inc.(a) (L)	373,788
6,100	Dollar Financial Corp.(a) (L)	174,033
3,100	Equifax, Inc.	118,172
6,800	Genpact Ltd(a)	115,260
16,300	Hertz Global Holdings, Inc.(a)	370,336
56,200	IAC/InterActiveCorp(a)	1,667,454
8,000	ICF International, Inc.(a) (L)	220,640
50,400	Manpower, Inc.	3,243,240
83,100	Move, Inc.(a)	229,356
3,300	New Oriental Education & Technology Group — ADR(a)	219,648
1,600	Pre-Paid Legal Services, Inc.(a)	88,736
87,700	Rentokil Initial PLC	298,175
24,800	Robert Half International, Inc.	740,528
4,300	Steiner Leisure Ltd.(a)	186,620
300	Strayer Education, Inc. (L)	50,589
5,000	Teletech Holdings, Inc.(a)	119,550
5,600	Watson Wyatt & Co. Holdings (L)	251,664
91,400	Western Union Co.	1,916,658
See accompanying notes to Schedule of Portfolio Investments.

Schedule of Portfolio Investments (continued)
NEW COVENANT GROWTH FUND
September 30, 2007
(Unaudited)

		Value
Shares		(Note 2)
COMMON STOCKS (cont.)
Commercial Services (cont.)
390,000	Xerox Corp.(a)	$6,762,600

		28,230,239

Computer Services and Software ( 7.6%)
30,600	Activision, Inc.(a)	660,654
38,000	Actuate Corp.(a) (L)	245,100
7,200	Advent Software, Inc.(a) (L)	338,184
32,900	Affiliated Computer Services Inc., Class A(a)	1,652,896
8,700	Agilysys, Inc. (L)	147,030
5,040	ANSYS, Inc.(a) (L)	172,217
60,500	Apple Computer, Inc.(a)	9,289,170
105,400	Autodesk, Inc.(a)	5,266,838
45,900	Automatic Data Processing, Inc.	2,108,187
33,100	Avocent Corp.(a) (L)	963,872
11,100	Bea Systems, Inc.(a)	153,957
6,200	Belden CDT, Inc. (L)	290,842
32,800	Brocade Communications Systems, Inc.(a)	280,768
73,000	Cisco Systems, Inc.(a)	2,417,030
15,600	Commvault Systems, Inc.(a)	288,912
6,600	Comsys IT Partners, Inc.(a) (L)	110,946
5,400	Dassault Systemes SA	353,381
14,920	DST Systems, Inc.(a)	1,280,285
4,100	FactSet Research Systems, Inc.	281,055
215,600	Hewlett Packard Co.	10,734,724
4,810	High Tech Computer Corp.-GDR	282,100
13,800	Immersion Corp.(a) (L)	226,044
20,500	Infosys Technologies Ltd.	991,995
92,300	International Business Machines Corp.	10,872,940
59,700	Intuit, Inc.(a)	1,808,910
17,400	Jack Henry & Associates, Inc. (L)	449,964
45,700	Juniper Networks, Inc.	1,672,871
4,769	L-1 Identity Solutions, Inc.(a) (L)	89,896
174,200	Microsoft Corp.	5,131,932
391,300	Oracle Corp.(a)	8,471,645
4,300	Oracle Corp. Japan	196,304
11,800	Photronics, Inc.(a) (L)	134,638
5,900	Progress Software Corp.(a) (L)	178,770
17,100	Radyne Corp.(a) (L)	180,234
96,900	Red Hats, Inc.(a) (L)	1,925,403
2,400	Research In Motion(a)	236,159
16,300	Riverbed Technology, Inc.(a)	658,357
1,200	Salesforce.com, Inc.(a)	61,584
9,800	SAP AG	571,781
3,400	SPSS, Inc.(a) (L)	139,876
235,900	Sun Microsystems, Inc.(a)	1,323,399
9,070	Sybase, Inc.(a) (L)	209,789
8,200	Syntel, Inc. (L)	340,956
35,300	THQ, Inc.(a) (L)	881,794
12,000	Trend Micro, Inc.	518,609
14,700	Trident Microsystems, Inc.(a) (L)	233,583
21,530	United Online, Inc. (L)	323,165
2,700	Vasco Data Security International, Inc.(a) (L)	95,337
92,000	Wind River Systems, Inc.(a) (L)	1,082,840

		76,326,923

Construction and Building Materials ( 1.3%)
16,000	AGCO Corp.(a)	812,320
4,200	Apogee Enterprises, Inc. (L)	108,948
42,800	Aveng Limited (L)	341,570
25,430	Bouygues SA (L)	2,187,422
11,576	Cemex SAB de CV — ADR	346,354
4,100	Ceradyne, Inc.(a) (L)	310,534
21,681	CRH PLC	852,158
20,100	Gujarat Ambuja Cement Ltd. – ADR	72,762
70,600	Gujarat Ambuja Cement-Sp GDR (b)	256,017
10,841	Holcim Ltd.	1,193,726
37,000	Jacobs Engineering Group, Inc.(a)	2,796,460
1,800	Lafarge SA	278,102
5,700	Orascom Construction Industries — GDR	965,741
1,062	Orascom Construction Industries - GDR (b)	179,933
1,600	Perini Corp.(a)	89,488
14,800	Persimmon PLC	290,639
7,100	Quanex Corp. (L)	333,558
36,200	Stanley Works	2,031,906

		13,447,638

Consumer Products ( 3.8%)
52,000	Abercrombie & Fitch Co., Class A	4,196,400
60,309	Amcor Ltd.	393,762
7,200	Blyth, Inc. (L)	147,240
41,000	Cintas Corp.	1,521,100
93,100	Coach, Inc.(a)	4,400,837
3,800	Conn’s, Inc.(a) (L)	90,782
28,000	Crocs, Inc.(a) (L)	1,883,000
3,900	Deckers Outdoor Corp.(a) (L)	428,220
9,600	Eddie Bauer Holdings, Inc.(a)	82,560
3,700	Elizabeth Arden, Inc.(a)	99,752
2,700	Guess?, Inc.	132,381
2,700	Herman Miller, Inc.	73,278
17,400	Hot Topic, Inc.(a) (L)	129,804
5,000	Jakks Pacific, Inc.(a) (L)	133,550
77,200	Kimberly-Clark Corp.	5,424,072
23,000	Knoll, Inc.	408,020
7,700	L’OREAL SA (L)	1,007,352
74,000	Li & Fung Ltd.	314,354
8,600	Mannatech, Inc. (L)	69,660
72,000	Mattel, Inc.	1,689,120
64,900	Newell Rubbermaid, Inc.	1,870,418
80,560	NIKE, Inc., Class B	4,725,650
2,300	Nintendo Co.	1,196,000
4,700	Phillips-Van Heusen Corp.	246,656
60,922	Procter & Gamble Co.	4,285,253
12,800	Skechers U.S.A., Inc., Class A(a) (L)	282,880
63,200	Tempur-Pedic International, Inc. (L)	2,259,400
37,000	Toto Ltd. (L)	268,009
5,300	Uni-Charm Corp. (L)	324,913
3,900	Warnaco Group, Inc.(a)	152,373

		38,236,796

Diversified Operations ( 2.5%)
7,500	Acuity Brands, Inc. (L)	378,600
155,000	Bae Systems	1,558,241
133,000	Capitaland Ltd.	730,376
52,100	Dover Corp.	2,654,495
405,200	General Electric Co.	16,775,280
32,700	Martha Stewart Living Omnimedia, Inc., Class A(a) (L)	380,955
2,600	McCormick & Co., Inc.	93,522
29,500	Mitsubishi Corp.	933,739
See accompanying notes to Schedule of Portfolio Investments.

Schedule of Portfolio Investments (continued)
NEW COVENANT GROWTH FUND
September 30, 2007
(Unaudited)

		Value
Shares		(Note 2)
COMMON STOCKS (cont.)
Diversified Operations (cont.)
4,400	Rofin-Sinar Technologies, Inc.(a) (L)	$308,924
71,000	Sumitomo Corp. (L)	1,370,609
30,000	Swire Pacific Ltd., Class A	363,979

		25,548,720

Electronics ( 5.3%)
14,400	Advanced Energy Industries, Inc.(a) (L)	217,440
10,000	Amis Holdings, Inc.(a) (L)	97,100
78,300	Applied Materials, Inc.	1,620,810
14,216	AU Optronics Corp. — ADR	240,535
20,200	Avnet, Inc.(a)	805,172
269,500	Duke Energy Corp.	5,036,955
35,800	Edison International	1,985,110
23,300	Emulex Corp.(a) (L)	446,661
8,500	Fanuc Co., Ltd.	865,522
513,500	Flextronics International Ltd.(a)	5,740,930
34,600	FPL Group, Inc.	2,106,448
5,000	Fuji Photo Film Co., Ltd.	230,870
5,500	Hirose Electric Co., Ltd. (L)	668,130
46,586	Hon Hai Precision Industry Co., Ltd.	702,327
48,000	Hon Hai Precision Industry Co., - GDR	712,800
13,000	Hutchinson Technology, Inc.(a) (L)	319,800
8,780	Hynix Semiconductor, Inc.(a)	300,343
6,200	II-Vi Inc(a) (L)	214,086
15,400	Infineon Technologies AG(a)	264,539
13,400	Intersil Corp., Class A	447,962
1,000	Keyence Corp.	221,739
44,100	Kla-Tencor Corp.	2,459,898
23,400	L-3 Communications Holdings, Inc.	2,390,076
101,200	Lam Research Corp.(a)	5,389,912
6,100	Lo-Jack Corporation(a) (L)	115,656
17,700	Mentor Graphics Corp.(a) (L)	267,270
8,800	Methode Electronics, Inc. (L)	132,440
4,900	MKS Instruments, Inc.(a) (L)	93,198
22,500	Nippon Electric Glass Co., Ltd.	361,957
38,700	Nvidia Corp.(a)	1,402,488
11,300	OmniVision Technologies, Inc.(a) (L)	256,849
123,300	ON Semiconductor Corp.(a) (L)	1,548,648
2,300	Rohm Co., Ltd.	203,000
831	Samsung Electronics Co., Ltd.	522,213
2,634	Samsung Electronics Co., Ltd. — GDR	826,418
4,700	Semtech Corp.(a)	96,256
18,800	Sony Corp. (L)	910,574
20,200	Spansion, Inc.(a) (L)	170,690
14,500	Synopsis, Inc.(a)	392,660
141,720	Taiwan Semiconductor — ADR	1,434,206
7,300	Technitrol, Inc. (L)	196,735
88,300	Texas Instruments, Inc.	3,230,897
101,000	Toshiba Corp. (L)	942,374
72,700	Triquint Semiconductor, Inc.(a)	356,957
21,800	TTM Technologies, Inc.(a) (L)	252,226
113,150	Varian Semiconductor Equipment Associates, Inc.(a)	6,055,788

		53,254,665

Energy ( 3.3%)
224,800	AES Corp.(a)	4,504,992
25,300	American Electric Power Co., Inc.	1,165,824
2,700	Central Vermont Public Service (L)	98,658
333,500	China Shenhua Energy Co., Ltd.	2,004,872
18,900	Companhia Energetica de Sao Paulo(a)	346,654
220,500	El Paso Corp.	3,741,885
33,700	Entergy Corp.	3,649,373
61,574	Exelon Corp.	4,640,217
7,200	FirstEnergy Corp.	456,048
32,200	McDermott International ,Inc.(a)	1,741,376
4,200	NorthWestern Corp. (L)	114,114
4,900	Ormat Technologies Inc. (L)	227,066
55,100	PG&E Corp.	2,633,780
7,000	PNM Resources, Inc. (L)	162,960
10,400	Portland General Electric Company (L)	289,120
2,305	Rao Unified Energy System GDR(a) (c)	17,944
950	Rao Unified Energy System GDR(a) (c)	4,940
2,800	Rao Unified Energy System GDR	340,200
17,800	Scottish & Southern Energy PLC	547,899
79,300	Spectra Energy Corp	1,941,264
5,900	Suncor Energy, Inc.	561,017
500	SunPower Corp., Class A(a) (L)	41,410
70,000	Tokyo Gas Ltd.	325,652
7,030	Westar Energy, Inc. (L)	172,657
156,400	Xcel Energy, Inc. (L)	3,368,856

		33,098,778

Entertainment ( 1.1%)
3,900	Ambassadors Group, Inc. (L)	148,590
6,700	Lin Tv Corp. Cl A(a) (L)	87,167
6,300	Marvel Entertainment, Inc.(a) (L)	147,672
11,300	Netflix.Com Inc.(a) (L)	234,136
313,200	Walt Disney Co.	10,770,948

		11,388,513

Financial Services ( 6.4%)
15,065	Advanta, Class B (L)	413,082
5,300	Affiliated Managers Group, Inc.(a) (L)	675,803
10,700	Asta Funding, Inc. (L)	410,024
10,800	BlackRock, Inc., Class A (L)	2,653,173
35,000	Blackstone Group LP (a)	877,800
36,000	Capital One Financial Corp.	2,391,480
324,276	Citigroup, Inc.	15,133,961
151,600	Commerce Assets Holdings	476,394
6,600	Crystal River Capital, Inc. (L)	110,946
66,900	E*TRADE Financial Corp.(a)	873,714
1,600	Euronet Worldwide, Inc.(a)	47,632
14,900	Federated Investors, Inc.	591,530
5,000	FirstFed Financial Corp.(a) (L)	247,750
26,500	Fortress Investment Group LLC (L)	564,980
19,500	Franklin Resources, Inc.	2,486,250
45,000	Fubon Financial Holding Co., Ltd. - GDR (b)	384,021
1,600	GFI Group, Inc.(a) (L)	137,792
3,300	Global Payments, Inc.	145,926
See accompanying notes to Schedule of Portfolio Investments.

Schedule of Portfolio Investments (continued)
NEW COVENANT GROWTH FUND
September 30, 2007
(Unaudited)

		Value
Shares		(Note 2)
COMMON STOCKS (cont.)
Financial Services (cont.)
35,660	Goldman Sachs Group, Inc.	$7,728,948
7,700	Greenhill & Co., Inc. (L)	470,085
6,300	Groupe Danone (L)	494,518
200,600	Grupo Financiero Inbursa, S.A. De C.V.	480,743
17,200	HBOS PLC	320,426
13,300	Hercules Technology Growth Capital, Inc. (L)	176,491
600	Huron Consulting Group, Inc.(a) (L)	43,572
43,079	ING Group NV	1,906,985
127,600	Invesco PLC	3,483,480
25,400	Jefferies Group, Inc.	706,882
19,900	Legg Mason, Inc.	1,677,371
45,800	Lehman Brothers Holdings, Inc.	2,827,234
27,300	MBIA, Inc. (L)	1,666,665
26,700	Merrill Lynch & Co.	1,903,176
3,000	Morningstar, Inc.(a) (L)	184,200
15,800	Nasdaq Stock Market Inc.(a) (L)	595,344
5,700	National Financial Partners Corp. (L)	301,986
12,000	Nomura Holdings	200,974
5,930	ORIX Corp.	1,351,009
52,700	Paychex, Inc.	2,160,700
18,700	PNC Financial Services Group	1,273,470
51,400	Prudential Financial, Inc.	5,015,612
14,200	Thomas Weisel Partners Group, Inc.(a) (L)	206,042
9,311	UBS AG	499,074

		64,297,245

Food and Beverages ( 3.2%)
13,300	Coca-Cola Co.	764,351
16,000	Companhia De Bebidas	1,170,080
6,400	Imperial Sugar Co. (L)	167,232
106,400	Kroger Co.	3,034,528
230	Lindt & Spruengli AG	797,388
4,200	Nash Finch Co. (L)	167,286
3,046	Nestle SA	1,364,036
127,500	PepsiCo, Inc.	9,340,650
4,400	Pico Holdings, Inc.(a)	182,820
49,000	Premier Foods PLC	222,596
142,400	Safeway, Inc.	4,714,864
68,500	Supervalu, Inc.	2,672,185
52,300	Sysco Corp.	1,861,357
62,300	Tyson Foods, Inc., Class A	1,112,055
16,700	Unilever NV	514,135
112,400	Unilever NV — ADR	3,467,540
7,950	Unilever PLC	250,214
17,579	Woolworths Ltd.	462,053

		32,265,370

Forest Products & Paper ( 0.1%)
20,384	Norske Skogsindustrier Asa (L)	216,995
9,000	Sappi Ltd.	136,469
7,200	Sappi Ltd. — ADR	110,160
13,500	Stora Enso Oyj, R Shares	262,233
3,122	UPM-Kymmene Oyj	75,294

		801,151

Healthcare-Services ( 3.8%)
8,300	Amerigroup Corp.(a) (L)	286,184
226,000	Bristol-Myers Squibb Co.	6,513,320
4,500	Corvel Corp.(a) (L)	104,040
48,750	Coventry Health Care, Inc.(a)	3,032,737
53,800	Express Scripts, Inc., Class A(a)	3,003,116
8,900	Healthspring, Inc.(a) (L)	173,550
15,600	LifePoint Hospitals, Inc.(a) (L)	468,156
10,400	Lincare Holdings, Inc.(a)	381,160
3,900	Magellan Healthcare-Services, Inc.(a) (L)	158,262
73,000	McKesson Corp.	4,291,670
45,800	Quest Diagnostics, Inc.	2,645,866
5,100	Rehabcare Group, Inc.(a)	89,709
31,400	Stryker Corp.	2,159,064
128,320	UnitedHealth Group, Inc.	6,214,538
46,000	Varian Medical Systems, Inc.(a)	1,926,940
4,200	WellCare Health Plans, Inc.(a)	442,806
75,000	Wellpoint, Inc.(a)	5,919,000

		37,810,118

Insurance ( 6.0%)
70,200	Ace Ltd.	4,252,014
14,061	Aegon NV	268,531
47,500	AFLAC, Inc.	2,709,400
4,500	Allianz AG	1,048,483
2,000	Allied World Assurance	103,820
105,579	American International Group, Inc.	7,142,419
15,500	Amerisafe, Inc.(a) (L)	256,370
84,900	Aon Corp.	3,804,369
29,090	Arch Capital Group Ltd.(a)	2,164,587
1	Argo Group International Holdings(a)	35
78,500	Assurant, Inc. (L)	4,199,750
9,484	Axa	423,201
75,900	Axis Capital Holdings Ltd.	2,953,269
78,000	CIGNA Corp.	4,156,620
6,200	Commerce Group, Inc. (L)	182,714
600	Fairfax Financial Holdings Ltd.	146,479
57,300	Hartford Financial Services Group, Inc.	5,303,115
106,700	Marsh & McLennan Cos., Inc.	2,720,850
16,800	Max Re Capital Ltd. (L)	471,072
49,700	Metlife, Inc.	3,465,581
7,900	Navigators Group Inc.(a) (L)	428,575
3,100	NYMAGIC, Inc. (L)	86,211
8,400	ProAssurance Corp.(a) (L)	452,508
10,603	QBE Insurance Group Ltd. (L)	317,059
70,300	Reinsurance Group of America, Inc. (L)	3,990,931
2,700	Safety Insurance Group, Inc. (L)	97,038
21,500	Security Capital Assurance Ltd. (L)	491,060
5,800	Sun Life Financial Services (L)	304,772
12,540	Swiss Re	1,113,450
86,739	Travelers Companies, Inc.	4,366,441
137,300	UnumProvident Corp.	3,359,731

		60,780,455

Internet ( 1.5%)
800	Blue Coat Systems Inc.(a) (L)	63,008
88,100	CNET Networks, Inc.(a) (L)	656,345
17,000	Dice Holdings Inc.(a)	174,760
11,100	J2 Global Communications, Inc.(a) (L)	363,303
8,000	Nutri/System, Inc.(a) (L)	375,120
7,800	Orbitz Worldwide, Inc.(a)	88,062
94,900	Softbank Corp. (L)	1,749,461
576,012	Symantec Corp.(a)	11,163,112
See accompanying notes to Schedule of Portfolio Investments.

Schedule of Portfolio Investments (continued)
NEW COVENANT GROWTH FUND
September 30, 2007
(Unaudited)

		Value
Shares		(Note 2)
COMMON STOCKS (cont.)
Internet (cont.)
1,781	Yahoo Japan Corp. (L)	$673,683

		15,306,854

Lodging ( 0.1%)
156,000	Shangri-La Asia Ltd.	526,138

Machinery and Equipment ( 0.8%)
26,600	American Axle & Manufacturing Holdings, Inc. (L)	671,650
10,400	Atlas Copco Ab B	165,633
4,900	Deere & Co.	727,258
4,950	Graco, Inc. (L)	193,594
4,600	Intevac, Inc.(a) (L)	69,920
40,600	Lennox International, Inc. (L)	1,372,280
41,400	Manitowoc Co., Inc.	1,833,192
7,500	Schneider SA	944,926
2,000	SMC Corp. (L)	273,565
20,200	Whirlpool Corp.	1,799,820

		8,051,838

Manufacturing ( 4.6%)
2,900	A.O. Smith Corp. (L)	127,252
10,250	Applied Industrial Tech, Inc. (L)	316,007
13,100	Assa Abloy AB, Class B (L)	270,921
97,400	Church & Dwight Co., Inc. (L)	4,581,696
4,400	Continental AG	609,104
64,400	Danaher Corp.	5,326,524
33,700	Eaton Corp.	3,337,648
8,800	Enpro Industries, Inc.(a) (L)	357,280
3,100	Freightcar America, Inc. (L)	118,420
24,200	Graftech International Ltd.(a) (L)	431,728
2,300	Greatbatch Inc.(a) (L)	61,157
6,400	Greif Inc., Class A (L)	388,352
12,130	Hankook Tire Co., Ltd.	248,565
107,300	Honeywell International, Inc.	6,381,131
33,400	Illinois Tool Works, Inc.	1,991,976
7,400	Maidenform Brands, Inc.(a) (L)	117,512
27,000	Mitsubishi Heavy Industries Ltd.	176,322
1,800	NACCO Industries, Inc. (L)	186,264
2,490	OAO TMK — GDR	102,837
800	Oshkosh Truck Corp.	49,576
45,500	Owens-Illinois, Inc.(a)	1,885,975
72,900	Parker Hannifin Corp.	8,152,407
39,600	Precision Castparts Corp.	5,860,008
7,500	Siemens AG	1,026,513
110,800	Skyworks Solutions, Inc.(a) (L)	1,001,632
7,800	Sun Hydraulics Corp. (L)	248,040
9,500	Tredegar Industries, Inc. (L)	163,875
7,100	Trimas Corporation(a)	94,217
25,600	United States Steel Corp. (L)	2,712,064

		46,325,003

Media ( 1.8%)
58,800	Charter Communications, Inc., Class A(a) (L)	151,704
164,000	Comcast Corp., Class A(a)	3,965,520
19,400	Entravision Communications Corp.(a)	178,868
13,100	Grupo Televisa SA — ADR	316,627
30,000	McGraw-Hill Companies, Inc.	1,527,300
10,400	Naspers Ltd.	288,261
408,900	Time Warner, Inc.	7,507,404
7,100	Vivendi SA (L)	298,850
4,730	Washington Post Co. (The), Class B (L)	3,797,244
38,800	Yell Group PLC	339,082

		18,370,860

Medical ( 4.7%)
42,900	Affymetrix, Inc.(a) (L)	1,088,373
3,200	Air Methods Corp.(a) (L)	147,840
13,300	Alcon, Inc.	1,914,136
226,700	Alkermes, Inc.(a) (L)	4,171,280
31,200	Allergan, Inc.	2,011,464
18,600	American Oriental Bioengineering, Inc.(a) (L)	207,390
12,300	AmSurg Corp.(a) (L)	283,761
15,650	Applera Corp.-Celera Genomics Group(a) (L)	220,039
67,500	Baxter International, Inc.	3,798,900
298,600	Boston Scientific Corp.(a)	4,165,470
19,700	C. R. Bard, Inc.	1,737,343
57,400	Cell Genesys, Inc.(a) (L)	219,268
4,000	Conmed Corp.(a) (L)	111,960
5,800	Cynosure Inc.(a) (L)	214,020
15,800	Geron Corp.(a) (L)	115,656
32,900	Hoya Corp.	1,121,461
8,400	Illumina, Inc.(a) (L)	435,792
16,900	Invacare Corp. (L)	395,122
44,700	Johnson & Johnson, Inc.	2,936,790
43,100	Kinetic Concepts, Inc.(a) (L)	2,425,668
1,300	Masimo Corp.(a)	33,358
3,800	Medcath Corp.(a) (L)	104,348
32,900	Medco Health Solutions, Inc.(a)	2,973,831
24,500	Medtronic, Inc.	1,382,045
23,300	Millipore Corp.(a)	1,766,140
1,392	Nobel Biocare Holding AG	375,741
5,300	Obagi Medical Products, Inc.(a) (L)	97,891
51,800	Patterson Co., Inc.(a)	1,999,998
14,500	PSS World Medical, Inc.(a)	277,385
12,900	Sanofi-Synthelabo SA (L)	1,089,262
210,400	Schering-Plough Corp.	6,654,952
2,700	Synthes, Inc.	301,233
70,600	Vertex Pharmaceuticals, Inc.(a) (L)	2,711,746
6,180	Zeneca Group Plc	308,314

		47,797,977

Metals and Mining ( 2.9%)
3,600	Alcan, Inc.	360,288
45,000	Alcoa, Inc.	1,760,400
144,600	Barrick Gold Corp.	5,824,488
40,800	BHP Billiton PLC	1,454,501
36,500	Cameco Corp.	1,685,746
166,000	China Molybdenum Co Ltd.(a) (b)	365,835
13,000	China Steel — ADR(a)	370,500
15,000	Cleveland-Cliffs, Inc. (L)	1,319,550
17,080	Commercial Metals Co.	540,582
60,800	Freeport-McMoRan Copper & Gold, Inc., Class B (L)	6,377,312
800	GMK Norilsk Nickel	204,800
13,800	Harmony Gold Mining ADR(a)	164,358
48,003	Harmony Gold Mining Co., Ltd.(a) (L)	568,302
13,400	Harmony Gold Mng-Spon ADR(a)	159,594
See accompanying notes to Schedule of Portfolio Investments.

Schedule of Portfolio Investments (continued)
NEW COVENANT GROWTH FUND
September 30, 2007
(Unaudited)

		Value
Shares		(Note 2)
COMMON STOCKS (cont.)
Metals and Mining (cont.)
3,200	Mueller Industries, Inc. (L)	$115,648
64,400	Newmont Mining Corp.	2,880,612
5,500	Rautaruukki Oyj	332,317
21,300	Repsol YPF SA	758,735
10,400	Rio Tinto PLC	895,744
19,700	Southern Copper Corp. (L)	2,439,451
22,100	USEC, Inc.(a) (L)	226,525
8,000	Usinas Siderurgicas de Minas Gerais SA	556,868
4,133	Xstrata PLC	273,125
		29,635,281

Oil & Gas ( 8.6%)
4,842	Air Liquide SA (L)	646,261
4,400	Alon Usa Energy, Inc. (L)	148,632
8,100	Apache Corp.	729,486
22,900	Cal Dive International, Inc.(a) (L)	343,500
14,500	Canadian Natural Resources Ltd.	1,102,899
83,392	ChevronTexaco Corp.	7,803,823
118,000	China Oilfield Services Limited	271,900
150,638	ConocoPhillips	13,221,497
2,800	Continental Resources, Inc.(a)	50,792
1,100	Dawson Geophysical Co.(a) (L)	85,261
17,900	Delek US Holdings, Inc. (L)	448,932
4,900	Encana Corp.	303,352
5,350	Eni SpA	197,726
194,500	Exxon Mobil Corp.	18,002,920
6,400	FMC Technologies, Inc.(a)	369,024
7,900	Global Industries Ltd.(a)	203,504
11,700	Grant Prideco, Inc.(a)	637,884
3,300	Gulf Island Fabrication, Inc. (L)	126,687
204,000	Halliburton Co.	7,833,600
4,000	Idemitsu Kosan Co., Ltd.	449,739
2,900	Inmet Mining Corp.	291,197
55	Inpex Holdings, Inc.	564,348
369,075	IOI Corporation Berhad	655,772
14,000	JGC Corp. (L)	269,652
3,600	Kazmunaigas Exploration Production	86,364
110,200	Marathon Oil Corp.	6,283,604
17,200	Noble Corp.	843,660
6,900	OAO Gazprom — ADR	304,290
116,400	Occidental Petroleum Corp.	7,458,912
5,100	Oil States International, Inc.(a) (L)	246,330
23,200	Parker Drilling Co.(a) (L)	188,384
8,100	Petroleo Brasileiro SA - ADR	611,550
26,400	Petroquest Energy, Inc.(a) (L)	283,272
15,200	Pioneer Drilling Co.(a) (L)	185,136
14,000	Polski Koncern Naftowy Orlen S.A.(a)	597,590
700	Polski Koncern Naftowy Orlen S.A. GDR(a)	29,317
3,100	Range Resources Corp.	126,046
25,800	Royal Dutch Shell — ADR	2,120,244
56,936	Royal Dutch Shell, A Shares	2,344,705
5,800	Sasol Ltd.	249,111
19,000	SeaDrill Ltd.(a)	425,031
9,400	Swift Energy Co.(a) (L)	384,648
8,500	Total SA (L)	689,205
9,000	Trico Marine Services, Inc.(a) (L)	268,200
22,500	UGI Corp.	584,550
6,800	Union Drilling Inc.(a) (L)	99,144
73,200	Valero Energy Corp.	4,917,576
36,000	XTO Energy, Inc.	2,226,240
		86,311,497

Pharmaceuticals ( 4.2%)
42,900	Amylin Pharmaceuticals(a) (L)	2,145,000
15,000	Arena Pharmaceuticals, Inc.(a) (L)	164,250
7,170	Astrazeneca PLC	358,095
10,900	Bare Escentuals, Inc.(a) (L)	271,083
74,700	Barr Pharmaceuticals, Inc.(a)	4,251,177
3,900	Bayer AG	308,903
64,800	Cardinal Health, Inc.	4,051,944
41,140	Cephalon, Inc.(a) (L)	3,005,688
47,700	Cubist Pharmaceuticals, Inc.(a)	1,007,901
69,750	CV Therapeutics, Inc.(a) (L)	626,355
14,900	Eli Lilly & Co.	848,257
86,060	Encysive Pharmaceuticals, Inc.(a) (L)	129,951
101,600	Forest Laboratories, Inc.(a)	3,788,664
89,800	Gilead Sciences, Inc.(a)	3,670,126
16,200	Human Genome Sciences, Inc.(a) (L)	166,698
48,900	Incyte Pharmaceutical, Inc.(a) (L)	349,635
90,600	Medarex, Inc.(a) (L)	1,282,896
15,000	Medicis Pharmaceutical Corp., Class A (L)	457,650
38,300	Merck & Co.. Inc.	1,979,727
6,400	MGI Pharma, Inc.(a) (L)	177,792
49,600	Millennium Pharmaceuticals, Inc.(a)	503,440
13,300	Neurogen Corp.(a) (L)	59,052
25,242	Novartis AG	1,388,645
4,100	Novo Nordisk A/S, Class B	493,656
41,580	NPS Pharmaceuticals, Inc.(a) (L)	239,085
18,600	Perrigo Co. (L)	397,110
235,015	Pfizer, Inc.	5,741,417
4,200	Pharmion Corp.(a) (L)	193,788
25,560	Regeneron Pharmaceuticals, Inc.(a) (L)	454,968
27,500	Rigel Pharmaceuticals, Inc.(a) (L)	259,325
8,668	Roche Holding AG	1,566,756
12,300	Takeda Pharmaceutical Co,. Ltd	864,209
5,700	Teva Pharmaceutical Industries Ltd.	253,479
6,314	UCB SA	371,533
3,000	West Pharmaceutical Services, Inc. (L)	124,980
4,700	Xenoport, Inc.(a) (L)	221,135
18,180	Zymogenetics, Inc.(a) (L)	237,249
		42,411,619

Real Estate ( 0.3%)
27,100	Alesco Financial Inc. (L)	133,332
14,600	American Campus Communities, Inc. (L)	427,634
71,000	Amoy Properties Ltd.	318,062
13,800	Ashford Hospitality Trust (L)	138,690
4,200	Hypo Real Estate Holdings (L)	238,898
15,300	JER Investors Trust, Inc. (L)	190,485
1,700	Jones Lang Lasalle, Inc. (L)	174,692
51,500	Kerry Properties Ltd.	395,781
62,200	Meruelo Maddux Properties, Inc.(a) (L)	367,602
12,400	Newcastle Investment Corp. (L)	218,488
14,100	Resource Capital Corp. (L)	158,766
See accompanying notes to Schedule of Portfolio Investments.

Schedule of Portfolio Investments (continued)
NEW COVENANT GROWTH FUND
September 30, 2007
(Unaudited)

		Value
Shares		(Note 2)
COMMON STOCKS (cont.)
Real Estate (cont.)
5,600	Taubman Centers, Inc.	$306,600
		3,069,030

Restaurants ( 0.3%)
3,700	CBRLGroup, Inc. (L)	150,960
400	Chipotle Mexican Grill — Cl A(a) (L)	47,252
39,600	Darden Restaurants, Inc.	1,657,656
16,400	McDonald’s Corp.	893,308
		2,749,176

Retail ( 3.3%)
8,250	Aeropostale, Inc.(a) (L)	157,245
7,000	B2w Comphania Global Do Varejo	329,217
3,400	Big Lots, Inc.(a) (L)	101,456
70,300	Bj’s Wholesale Club, Inc.(a)	2,331,148
6,100	Bon-Ton Stores, Inc. (L)	138,592
6,000	Books-A-Million, Inc. (L)	79,380
8,800	Brown Shoe Co., Inc. (L)	170,720
4,900	Cawachi Ltd. (L)	131,661
64,000	Chico’s FAS, Inc.(a)	899,200
24,000	Citizen Watch (L)	241,252
3,100	Columbia Sportswear Co. (L)	171,461
27,300	Compagnie Financiere Richemont AG	1,803,404
74,000	Dollar Tree Stores, Inc.(a)	2,999,960
16,000	Esprit Holdings Ltd.	254,367
372,000	GOME Electrical Appliances Holdings, Ltd.	730,754
19,600	J Crew Group, Inc.(a) (L)	813,400
81,600	Jusco Ltd.	1,151,624
69,700	Kohl’s Corp.(a)	3,995,901
201,700	Lowe’s Cos., Inc.	5,651,634
3,300	Lululemon Athletica, Inc.(a) (L)	138,699
20,500	Massmart Holdings Ltd.	248,022
1,900	Men’s Wearhouse, Inc.	95,988
295,500	Pt Astra International Tbk	622,361
125,400	Quiksilver, Inc.(a) (L)	1,793,220
7,700	Select Comfort Corp.(a) (L)	107,415
2,800	Shimamura Co., Ltd. (L)	261,739
4,300	Shoe Carnival, Inc.(a) (L)	67,854
5,800	Shoppers Drug Mart Corp.	317,500
3,700	Sotheby’s Holdings, Inc. (L)	176,823
48,600	Tesco PLC	434,874
9,200	Urban Outfitters, Inc(a) (L)	200,560
120,900	Wal-Mart Stores, Inc.	5,277,285
12,000	Walgreen Co.	566,880
14,600	Weis Markets, Inc. (L)	623,274
1,100	Whole Foods Market, Inc. (L)	53,856
2,500	Williams-Sonoma, Inc. (L)	81,550
91,410	Woolworths Holdings Ltd.	240,074
		33,460,350

Schools ( 0.8%)
66,500	Apollo Group, Inc., Class A	3,999,975
30,500	ITT Educational Services, Inc. (L)	3,711,545
		7,711,520

Technology ( 1.1%)
15,100	Brooks Automation, Inc.(a) (L)	215,024
6,600	Canon, Inc.	359,844
5,100	CommScope, Inc.(a)	256,224
8,000	Cymer, Inc.(a)	307,120
29,500	Eresearch Technology, Inc.(a) (L)	336,005
129,490	Intel Corp.	3,348,611
9,800	Philippine Long Distance Telephone Co. — ADR	630,532
165,400	RF Micro Devices, Inc.(a) (L)	1,113,142
3,600	Savvis Inc.(a) (L)	139,608
25,000	United Technologies Corp.	2,012,000
19,600	Universal Display Corp.(a) (L)	347,312
94,100	Western Digital Corp.(a) (L)	2,382,612
		11,448,034

Telecommunications ( 4.7%)
43,100	America Movil, Series L — ADR	2,758,400
1,800	Anixter International, Inc.(a) (L)	148,410
26,600	Arris Group, Inc.(a) (L)	328,510
341,847	AT&T, Inc.	14,463,547
59,900	CenturyTel, Inc.	2,768,578
2,000	China Mobile Hk Ltd. — ADR	164,080
68,500	China Mobile Ltd.	1,122,517
29,000	Clearwire Corp., Class A(a) (L)	708,760
8,800	Cognet Communications Group, Inc.(a)	205,392
17,700	Consolidated Communications Holdings, Inc.	347,097
9,100	Egyptian Co.	305,861
18,900	Embarq Corp.	1,050,840
6,200	Encore Wire Corp. (L)	155,806
20,200	Harmonic, Inc.(a)	214,322
8,900	Interdigital, Inc.(a) (L)	184,942
42,500	Koninklijke (Royal) KPN NV	735,499
12,100	KT Corp. — ADR	303,105
3,700	Mobile TeleSystems — ADR	256,447
43,400	Motorola, Inc.	804,202
16,300	MTN Group Ltd.	247,160
6,900	Network Equipment Technologies, Inc.(a) (L)	100,050
2,900	Novatel Wireless, Inc.(a) (L)	65,685
156	NTT DoCoMo, Inc.	222,470
6,200	Orascom Telecom Holding SAE — GDR	405,480
70,500	Polycom, Inc.(a)	1,893,630
598,500	PT Telekomunikasi Indonesia	720,295
111,500	Qualcomm, Inc.	4,711,990
296,200	Qwest Communications International, Inc.(a)	2,713,192
8,500	SBA Communications Corp.(a)	299,880
17,000	SES Global	396,456
6,000	SES Global-FDR	141,035
140,575	Singapore Telecommunications Ltd. (b)	380,777
103	SK Telecom Co Ltd.	23,639
5,800	SK Telecom Co., Ltd.-ADR	172,260
88,300	Sprint Corp.	1,677,700
8,700	Starent Networks Corp.(a) (L)	183,657
1,773	Swisscom AG	672,143
500	Tele Norte Leste Participacoes SA	11,283
17,303	Telefonica De Espana	482,997
11,400	Telekom Austria AG	297,470
22,300	Telenor ASA	444,338
46,900	Telenorte Leste Particip — ADR	1,053,374
55,500	TeliaSonera AB	499,880
75,000	Telstra Corp., Ltd.	289,296
See accompanying notes to Schedule of Portfolio Investments.

Schedule of Portfolio Investments (continued)
NEW COVENANT GROWTH FUND
September 30, 2007
(Unaudited)

Shares or		Value
Principal Amount		(Note 2)
COMMON STOCKS (cont.)
Telecommunications (cont.)
83,700	Tim Participacoes S.A.	$339,534
60,536	Turkcell Iletisim Hizmetleri A.S	510,346
14,200	Verizon Communications, Inc.	628,776
325,685	Vodafone Group PLC	1,171,002

		47,782,110

Transportation ( 1.6%)
7,800	Alaska Air Group, Inc.(a) (L)	180,102
18,223	Asciano Group(a) (L)	144,613
4,100	Canadian National Railway Co.	234,262
37,800	Expeditors International of Washington, Inc.	1,787,940
22,400	Fedex Corp.	2,346,400
2,500	Gulfmark Offshore Inc.(a) (L)	121,650
42,000	Hankyu Holdings, Inc. (L)	214,383
12,200	Horizon Lines, Inc., Class A (L)	372,466
40,000	Hub Group, Inc., Class A(a) (L)	1,201,200
8,500	Landstar System, Inc. (L)	356,745
30,200	Rent-A-Center, Inc.(a) (L)	547,526
23,150	Ryder System, Inc.	1,134,350
11,900	Skywest, Inc. (L)	299,523
208,100	Southwest Airlines Co.	3,079,880
41,000	Tokyu Corp.	267,391
18,223	Toll Holdings Ltd.	211,357
3,400	UTI Worldwide, Inc.	78,132
10,665	Veolia Environment (L)	915,859
126,800	Werner Enterprises, Inc. (L)	2,174,620
30,000	Yamato Transport	449,478

		16,117,877

Waste Management ( 0.6%)
12,800	Darling International Inc.(a) (L)	126,592
161,800	Waste Management, Inc.	6,106,332

		6,232,924

Total Common Stocks		981,322,964

RIGHTS (0.0%)
6,600	Fortis (Nl) NV Rights	35,007
1,900	Raiffeisen Intl Bk Rights (c )	0

Total Rights		35,007

CASH EQUIVALENTS (1.9%)
$19,008,865	JP Morgan Cash Trade Execution	19,008,865

Principal Amount		Value (Note 2)
INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES (12.9%)
$1,919,564	Bear Stearns ABS, 5.18%, 5/30/08 (e)	1,919,564
9,000,000	Cantor Fitzgerald & Co. Repurchase Agreement, 5.45%, 10/1/07, (Purchased 9/28/07, proceeds at maturity $9,004,088, collateralized by various corporate bonds, fair value $9,195,790)	9,000,000
5,999,267	CC USA, Inc. MTN, 5.88%, 5/23/08 (e)	5,999,267
5,000,000	Citigroup , Inc. MTN, 4.91%, 6/1/09 (e)	5,000,000
6,000,000	Citigroup Global Markets Inc., 5.40%, 10/5/07 (e)	6,000,000
5,000,000	Dorada Finance , Inc. MTN, 4.87%, 1/14/08(e)	5,000,000
2,920,254	Goldman Sachs 2006-11 ABS, 5.22%, 6/30/08(e)	2,920,254
6,000,000	Goldman Sachs, Inc. MTN, 5.37%, 11/14/08(e)	6,000,000
13,000,000	Goldman Sachs Repurchase Agreement, 5.30%, 10/10/07, (Purchased 9/28/07, proceeds at maturity $13,022,967, collateralized by various corporate bonds, fair value $13,648,002) (e)	13,000,000
4,999,063	K2 (USA) LLC MTN, 4.86%, 6/20/08 (e)	4,999,063
780,465	Lehman Brothers Mortgage Loan Term ABS, 5.17%, 9/19/08 (e)	780,465
12,500,000	Lehman Holdings MTN, 5.37%, 5/29/08 (e)	12,500,000
5,000,000	Monumental Global Funding II MTN, 5.41%, 5/26/10 (e)	5,000,000
5,000,000	Morgan Stanley Master Note, 5.42%, 12/17/07 (e)	5,000,000
30,000,000	Morgan Stanley Repurchase Agreement, 5.35%, 10/1/07, (Purchased 9/28/07, proceeds at maturity $30,004,458, collateralized by various corporate bonds, fair value $31,465,413)	30,000,000
2,355,148	Morgan Stanley Repurchase Agreement, 5.36%, 10/1/07, (Purchased 9/28/07, proceeds at maturity $2,355,499, collateralized by various corporate bonds, fair value $2,425,390)	2,355,148
3,000,000	Santander US Debt SA Uni MTN, 5.73%, 11/20/09 (e)	3,000,000
5,000,000	United of Omaha Life Insurance Funding Agreement, 5.75%, 6/2/08 (e)	5,000,000
4,999,639	Wachovia Bank Note, 4.870%, 6/27/08 (e)	4,999,639
1,500,000	Wachovia Bank Note, 5.390%, 8/10/09 (e)	1,500,000

Total Investments Held As Collateral For Loaned Securities		129,973,400

TOTAL INVESTMENTS – (112.1)% (Cost $947,168,337) (d)		$1,130,340,236

Liabilities in excess of assets — (12.1)%		(122,376,006)

NET ASSETS — 100.0%		$1,007,964,230

See accompanying notes to Schedule of Portfolio Investments.

Schedule of Portfolio Investments (continued)
NEW COVENANT GROWTH FUND
September 30, 2007
(Unaudited)

Contract Amount		Trade	Settlement	Value on	Value on	Unrealized
(Local Currency)	Currency	Date	Date	Trade Date	9/30/2007	Gain/Loss
	Currencies Purchased
63,929	Brazilian Real	9/27/07	10/1/07	$34,497	$34,763	$266
25,992	Euro	9/28/07	10/2/07	36,771	36,960	189
8,889,890	Japanese Yen	9/27/07	10/2/07	76,872	77,303	431
603,350	South African Rand	9/25/07	10/2/07	86,601	87,547	946

	Total Currencies Purchased			$234,741	$236,573	$1,832

	Currencies Sold
244,050	Euro	9/27/07	10/1/07	$344,753	$347,042	$(2,289)
207,011	British Sterling Pound	9/26/07	10/1/07	417,200	421,706	(4,506)
5,756,911	Japanese Yen	9/25/07	10/1/07	50,287	50,060	227
130,014,723	Japanese Yen	9/26/07	10/1/07	1,126,751	1,130,563	(3,812)
67,281	Norwegian Krone	9/27/07	10/2/07	12,316	12,413	(97)
237,190	Swedish Krone	9/27/07	10/2/07	36,374	36,675	(301)
929,837	South African Rand	9/26/07	10/3/07	133,990	134,864	(874)

	Total Currencies Sold			$2,121,671	$2,133,323	$(11,652)

	Net Unrealized Gain/(Loss)					$(9,820)

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933 or otherwise restricted as to resale. These securities may be resold in transactions exempt from registration, normally for qualified buyers. The Advisor, using procedures approved by the Board of Trustees, has deemed these securities to be liquid.

(c)	Fair valued security. These securities represent less than 0.01% of net assets as of September 30, 2007.

(d)	See notes to Schedule of Portfolio Investments for tax basis unrealized appreciation (depreciation) of securities.

(e)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2007.

(L)	A portion or all of the security is on loan.

ADR	American Depositary Receipt

FDR	Fiduciary Depositary Receipt

GDR	Global Depositary Receipt

LLC	Limited Liability Company

MTN	Medium Term Note

PLC	Public Limited Company
See accompanying notes to Schedule of Portfolio Investments.

Schedule of Portfolio Investments
NEW COVENANT INCOME FUND
September 30, 2007
(Unaudited)

		Value
Principal Amount		(Note 2)
ASSET BACKED SECURITIES (1.1%)
$575,000	Lehman XS Trust, 5.11%, 7/25/35	$504,146
565,000	Lehman XS Trust, 5.76%, 11/25/35	535,951
4,860,000	Master Asset Backed Securities Trust, 5.23%, 11/25/35	4,730,119

Total Asset Backed Securities		5,770,216

CORPORATE BONDS (24.6%)
2,000,000	Abbott Laboratories, 5.88%, 5/15/16	2,021,388
2,095,000	Alcan, Inc., 6.13%, 12/15/33	2,018,160
2,500,000	American International Group, 4.70%, 10/1/10	2,480,960
1,200,000	Amgen, Inc., 5.85%, 6/1/17 (b)	1,190,730
2,300,000	Amgen, Inc., 6.38%, 6/1/37 (b)	2,278,566
700,000	Astrazeneca PLC, 5.40%, 9/15/12	706,263
1,225,000	Astrazeneca PLC, 6.45%, 9/15/37	1,274,449
3,600,000	AT&T Wireless Services Inc., 8.13%, 5/1/12	3,995,730
4,425,000	Banc of America Funding Corporation, 7.00%, 9/25/37	4,467,922
2,800,000	Bank of America Commercial Mortgage, 5.30%, 3/15/17	2,720,995
2,800,000	BRE Properties, Inc., 5.50%, 3/15/17	2,657,973
3,364,570	BSARM 2007-5 1a1, 5.89%, 8/25/47 (a)	3,369,953
3,800,000	Burlington Northern Santa Fe, 6.75%, 7/15/11	4,008,970
2,800,000	Carolina Power & Light, 6.50%, 7/15/12	2,939,804
850,000	Citigroup Inc, 5.50%, 8/27/12 (L)	860,360
850,000	Comcast Cable Communication, 6.75%, 1/30/11	882,270
550,000	E.I. Du Pont De Nemours, 5.25%, 12/15/16	530,324
1,125,000	Eaton Vance Corp., 6.50%, 10/2/17	1,123,448
2,275,000	Encana Corp., 6.63%, 8/15/37	2,341,639
2,775,000	ERP Operating LP 2, 5.75%, 6/15/17 (L)	2,656,510
1,000,000	Federated Retail Holdings, 5.90%, 12/1/16	958,630
1,809,030	FedEx Corp., 6.72%, 1/15/22	1,895,863
1,950,000	Firstar Bank, 7.13%, 12/1/09	2,029,566
4,910,000	General Electric Capital Corp., 6.13%, 2/22/11	5,063,860
3,350,000	General Mills, Inc., 6.00%, 2/15/12	3,427,660
3,100,000	Goldman Sachs Group Inc., 5.30%, 2/14/12	3,084,116
1,850,000	Goldman Sachs Group, Inc., 6.75%, 10/1/37	1,839,880
3,330,000	Goldman Sachs Mortgage Securities Corporation II, 5.99%, 8/10/45	3,393,309
3,220,000	Goldman Sachs Mortgage Securities Corporation II, 5.78%, 8/10/45	3,276,189
4,068,580	Halo 2007-Ar2 2a1, 6.02%, 9/25/37 (a)	4,072,649
2,300,000	Home Depot Inc, 5.88%, 12/16/36	1,970,826
1,500,000	Household Finance Corp., 4.13%, 11/16/09	1,462,725
1,070,000	International Paper Co., 6.50%, 11/15/07	1,070,709
2,680,000	JP Morgan Chase Commercial Mortgage, 5.79%, 2/12/51	2,693,240
1,565,000	JP Morgan Chase Commercial Mortgage, 6.01%, 6/15/49	1,595,561
4,270,000	JP Morgan Chase Commercial Mortgage, 5.34%, 5/15/47 (a)	4,197,901
1,750,000	Kinder Morgan Energy Partners, 7.40%, 3/15/31	1,879,656
600,000	Kinder Morgan Energy Partners, 5.85%, 9/15/12	605,700
1,050,000	Kohls Corporation, 6.88%, 12/15/37	1,057,650
2,950,000	Lehman Brothers Holdings, Inc., 6.00%, 7/19/12 (L)	2,998,822
1,500,000	Lowes Companies, 6.65%, 9/15/37	1,520,463
2,100,000	May Department Stores Co., 7.45%, 9/15/11	2,191,846
3,000,000	Merrill Lynch & Co., 4.13%, 9/10/09	2,943,225
3,900,000	Merrill Lynch & Co., 6.05%, 8/15/12	4,002,929
3,250,000	Metlife, Inc., 5.00%, 6/15/15	3,103,308
3,400,000	Morgan Stanley, 5.63%, 1/9/12	3,430,127
1,250,000	National City Corp., 4.50%, 3/15/10	1,233,868
2,375,000	National City Corp., 6.88%, 5/15/19	2,506,347
600,000	Nationwide Financial Services, 5.90%, 7/1/12	608,143
2,785,000	PNC Funding Corp., 6.13%, 2/15/09	2,818,317
725,000	PNC Funding Corp., 5.50%, 9/28/12	726,715
2,100,000	Prudential Financial Inc. 2, 6.10%, 6/15/17 (L)	2,120,007
3,725,000	Sprint Capital Corp., 6.88%, 11/15/28	3,604,783
1,300,000	Sprint Nextel Corp, 6.00%, 12/1/16	1,250,840
2,000,000	SunTrust Banks, Inc., 4.25%, 10/15/09	1,971,080
775,000	Time Warner, Inc., 6.88%, 5/1/12	813,989
1,732,000	Verizon New Jersey Inc, 5.88%, 1/17/12	1,763,489
1,300,000	Wal-Mart Stores, Inc., 6.50%, 8/15/37	1,353,577
3,000,000	Washington Mutual, Inc., 4.20%, 1/15/10	2,919,480
200,000	Wellpoint Inc, 5.88%, 6/15/17	198,956

Total Corporate Bonds		134,182,415

MORTGAGE BACKED SECURITIES (71.2%)
3,490,000	American Home Mortgage Investment Trust, 5.41%, 9/25/35	3,283,390
3,825,000	Bank of America Commercial Mortgage, Inc., 4.88%, 7/10/42	3,704,496
3,230,000	Bank of America Commercial Mortgage, Inc., 5.35%, 9/10/47 (a)	3,143,652
4,310,000	Bank of America Commercial Mortgage, Inc., 5.49%, 6/10/39 (a)	4,334,802
5,235,000	Bank of America Commercial Mortgage, Inc., 5.68%, 7/10/46 (a)	5,211,425
4,215,000	Bank of America Commercial Mortgage, Inc., 6.01%, 7/10/44 (a)	4,273,389
993,579	Bank of America Funding Corp., 5.17%, 7/20/36 (a)	991,229
956,622	Citigroup Mortgage Loan Trust Inc., 5.20%, 9/25/35	945,672
281,897	Commercial Mortgage Pass-Through Certificate, 2.96%, 3/10/39 (a)	278,025
5,420,811	Countrywide Alternative Loan Trust 2007-Oa2 1a1, 5.85%, 3/25/47 (a)	5,303,722
1,121,312	Countrywide Home Loan 2005-Hyb6 4a1b, 5.37%, 10/20/35 (a)	1,118,452
See accompanying notes to Schedule of Portfolio Investments.

1

Schedule of Portfolio Investments (continued)
NEW COVENANT INCOME FUND
September 30, 2007
(Unaudited)

		Value
Principal Amount		(Note 2)
MORTGAGE BACKED SECURITIES (cont.)
$4,095,122	Countrywide Home Loan 2007-Hy5 1a1, 5.97%, 9/25/37 (a)	$4,109,046
720,000	CS First Boston Mortgage Capital Certificates, 5.75%, 3/25/37	720,587
4,795,000	CS First Boston Mortgage Capital Certificates, 5.47%, 9/15/39	4,769,785
1,205,000	CS First Boston Mortgage Capital Certificates, 5.73%, 2/15/39 (a)	1,196,753
1,540,000	CS First Boston Mortgage Securities Corp., 5.01%, 2/15/38	1,499,122
6,361,000	CS First Boston Mortgage Securities Corp., 2.85%, 5/15/38	6,275,717
1,365,000	CS First Boston Mortgage Securities Corp., 3.94%, 5/15/38	1,278,176
4,585,000	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, 5.25%, 6/25/35	4,558,915

Fannie Mae
2,760,664	6.230%, 1/1/08	2,751,677
2,746,291	6.360%, 8/1/08	2,753,210
885,518	6.130%, 10/1/08	887,757
1,941,676	4.955%, 11/1/08	1,936,205
1,524,369	7.010%, 11/1/08	1,540,570
1,384,751	6.115%, 4/1/09	1,396,728
3,701,306	7.410%, 4/1/10	3,855,561
2,869,601	7.259%, 12/1/10	3,000,627
7,722,297	6.200%, 1/1/11	7,930,721
1,913,798	6.480%, 1/1/11	1,977,825
1,034,298	4.920%, 4/1/11	1,029,887
4,603,977	6.100%, 4/1/11	4,719,962
919,425	6.090%, 5/1/11	942,792
1,287,509	6.305%, 5/1/11	1,328,074
2,745,000	6.280%, 8/1/11	2,834,180
2,676,459	6.144%, 10/1/11	2,754,445
2,084,444	6.010%, 11/1/11	2,134,121
5,589,187	6.113%, 2/1/12	5,763,305
1,548,778	5.780%, 7/1/12	1,578,505
903,739	4.880%, 1/1/13	894,069
1,208,191	5.770%, 6/1/13	1,242,968
595,160	6.277%, 8/1/16	617,849
1,031,041	6.500%, 8/1/17	1,056,916
2,000,000	5.520%, 9/28/17	2,004,400
9,840,000	5.000%, 1/1/21 (d)	9,461,281
1,115,000	5.000%, 10/1/22 (c)	1,072,064
4,090,000	5.500%, 10/1/22 (c)	4,092,181
4,238,738	5.500%, 10/1/22 (d)	4,240,998
855,000	5.000%, 11/1/22 (c)	822,076
2,588,371	6.000%, 12/25/16	2,658,865
487,797	7.500%, 8/1/29	511,859
536,118	7.000%, 6/1/32	557,993
960,000	4.500%, 7/25/33	943,509
4,935,000	5.00%, 4/25/34	4,750,378
3,564,812	4.999%, 8/1/35	3,491,432
1,082,425	5.460%, 1/1/36	1,087,606
3,827,876	5.479%, 1/1/36	3,841,936
866,342	5.502%, 3/1/36	868,045
6,751,659	5.935%, 11/1/36	6,774,421
3,665,000	5.000%, 10/1/2037 (c)	3,523,869
3,382,981	5.900%, 7/25/42	3,432,657

Freddie Mac
5,454,276	6.98%, 10/1/10	5,731,898
1,285,000	6.90%, 12/1/10	1,348,993
2,875,484	4.50%, 7/15/16	2,844,773
2,625,283	6.00%, 5/15/17	2,699,409
515,897	6.50%, 9/1/19	525,916
4,150,000	5.00%, 2/15/20	4,123,578
3,734,596	5.00%, 12/1/20	3,662,311
3,500,999	5.00%, 4/1/21	3,433,236
7,060,000	4.50%, 3/15/27	6,751,657
4,165,000	5.00%, 7/15/30	4,100,107
3,820,653	5.00%, 5/15/31	3,794,453
2,722,946	5.00%, 6/15/31	2,703,074
5,270,000	5.00%, 8/15/31	5,140,955
1,230,000	5.00%, 3/15/32	1,199,253
4,165,000	5.00%, 10/15/32	4,065,691
4,150,000	5.00%, 6/15/33	3,968,555
1,040,000	5.00%, 10/15/33	993,688
3,395,000	5.00%, 3/15/34	3,239,576
1,945,000	5.50%, 6/15/34 (a)	1,922,587
1,045,000	5.00%,8/15/34	1,026,315
950,000	5.00%, 9/15/34	906,473
26,545,000	5.00%, 10/1/2037 (c)	25,522,811
2,330,000	5.50%, 10/1/37 (c)	2,222,601
1,370,000	General Electric Capital Commercial Mortgage Corp., 4.66%, 11/10/38	1,314,605
1,230,000	GMAC Commercial Mortgage Securities, Inc., 5.37%, 8/10/38	1,221,871
4,155,496	Indymac Index Mortgage Loan Trust, 5.84%, 6/25/36 (a)	4,196,070
1,155,000	JP Morgan Chase Commercial Mortgage Securities Corp., 4.47%, 1/12/39	1,091,155
721,902	JP Morgan Chase Commercial Mortgage Securities Corp., 2.80%, 6/12/41	710,357
5,445,000	JP Morgan Chase Commercial Mortgage Securities Corp., 5.56%, 6/12/41 (a)	5,475,233
1,200,000	JP Morgan Chase Commercial Mortgage Securities Corp., 5.88%, 4/15/45 (a)	1,236,090
1,120,000	JP Morgan Chase Commercial Mortgage Securities Corp., 5.43%, 12/12/43	1,111,528
4,364,000	LB-UBS Commercial Mortgage Trust, 4.79%, 10/15/29	4,204,257
3,770,000	LB-UBS Commercial Mortgage Trust 1, 5.41%, 9/15/39	3,680,138
2,420,000	Lehman XS Trust 2006-5 2a4a, 5.89%, 4/25/36	2,409,646
1,620,152	Master Reperforming Loan Trust 2006-2 1a1, 5.91%, 5/25/36	1,613,509
1,185,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.17%, 12/12/49	1,154,247
1,675,000	Morgan Stanley Capital I, 5.41%, 6/15/38 (a)	1,678,272
3,330,000	Morgan Stanley Capital I, 6.08%, 6/11/49 (a)	3,411,285
5,320,000	Morgan Stanley Capital 2007-Iq14 A4, 5.69%, 4/15/49	5,339,884
3,050,000	Morgan Stanley Mortgage Loan Trust, 5.96%, 6/25/36 (a)	3,020,147
560,000	Nomura Asset Acceptance Corp., 6.41%, 5/25/36	577,507
2,625,000	Nomura Asset Acceptance Corp., 6.43%, 8/25/36	2,615,095
See accompanying notes to Schedule of Portfolio Investments.

2

Schedule of Portfolio Investments (continued)
NEW COVENANT INCOME FUND
September 30, 2007
(Unaudited)

		Value
Principal Amount		(Note 2)
MORTGAGE BACKED SECURITIES (cont.)
$907,886	Residential Funding Mortgage Securities I, 5.86%, 8/25/36 (a)	$919,291
3,781,599	Structured Adjustable Rate Mortgage Loan, 5.74%1, 4/25/37	3,734,718
2,400,000	Time Warner, Inc., 7.63%, 4/15/31	2,617,872
2,725,000	Vodafone Group PLC, 5.63%, 2/27/17	2,653,352
1,106,685	Wachovia Bank Commercial Mortgage Trust, 3.00%, 4/15/35	1,096,942
4,995,000	Wachovia Bank Commercial Mortgage Trust 2, 5.22%, 1/15/41 (L)	4,937,636
4,885,000	Wachovia Bank Commercial Mortgage Trust, 5.23%, 7/15/41	4,858,627
4,150,146	Wachovia Mortgage Loan Trust, LLC, 5.24%, 5/20/36	4,143,259
1,257,717	Washington Mutual, Inc., 5.99%, 5/25/46 (a)	1,240,612
3,289,453	Washington Mutual, Inc., 5.34%, 5/25/37 (a)	3,240,769
995,624	Washington Mutual, Inc., 5.92%, 4/25/46 (a)	981,088
4,130,000	Washington Mutual, Inc., 4.68%, 5/25/35	4,075,644
1,125,000	Washington Mutual, Inc., 3.99%, 10/25/33 (a)	1,109,756
4,627,282	Washington Mutual, Inc. 2005-Ar3 A1, 4.64%, 3/25/35	4,579,473
4,047,110	Washington Mutual, Inc. 2006-Ar12 2a3, 5.76%, 10/25/36 (a)	4,035,778
5,594,708	Washington Mutual, Inc. 2007-Hy3 4a1, 5.36%, 3/25/37	5,558,645
3,686,862	Washington Mutual, Inc. 2007-Hy6 1a1, 5.70%, 5/1/10	3,680,594
10,139,535	Washington Mutual, Inc. 2007-Hy6 2a1, 5.705%, 6/25/37 (a)	10,054,779
1,184,673	Washington Mutual, Inc. 2007-Hy7 3a2, 5.92%, 7/25/37 (a)	1,179,105
4,732,771	Washington Mutual, Inc. 2007-Oa5 1a, 5.78%, 4/25/33	4,632,436
962,738	Washington Mutual, Inc. 2007-Oa5 1a1b, 5.76%, 6/25/47 (a)	932,219
1,271,944	Washington Mutual, Inc. 2007-Oa6 1a, 5.84%, 7/25/47	1,247,268
907,087	Washington Mutual, Inc. 2007-Oa3 4ab, 5.78%, 4/25/47 (a)	879,874
5,320,000	Wells Fargo Mortgage Backed Securities Trust, 5.60%, 5/25/36 (a)	5,357,309
6,286,518	Wells Fargo Mortgage Backed Securities Trust, 5.60%, 7/25/36 (a)	6,280,877

Total Mortgage Backed Securities		388,076,608

U.S. TREASURY OBLIGATIONS (1.5%)
6,800,000	U.S. Treasury Bonds , 6.00%, 2/15/26 (d)(L)	7,703,128
255,000	U.S. Treasury Notes , 4.63%, 11/15/09 (d)(L)	258,387

Total U.S. Treasury Obligations		7,961,515

CLOSED END INVESTMENT COMPANIES (1.3%)
209,400	MFS Government Markets Income Trust	1,436,484
297,100	MFS Intermediate Income Trust (L)	1,821,223
116,765	Putnam Master Intermediate Income Trust	748,464
221,136	Putnam Premier Income Trust	1,404,213
73,600	Western Asset/Claymore US Treasury	860,384
72,500	Western Asset/Claymore US Treasury Inflation Protected Securities Fund	846,075

Total Closed End Investment Companies		7,116,843

CASH EQUIVALENTS (2.8%)
$15,315,704	JP Morgan Cash Trade Execution (d)	15,315,704

INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES (2.4%)
4,999,389	CC USA, Inc. MTN, 4.88%, 05/23/2008 (a)	4,999,389
1,000,000	Citigroup, Inc. MTN, 4.91%, 06/01/2009 (a)	1,000,000

385,894	Citigroup Global Markets Repurchase Agreement, 5.35%, 10/01/2007, (Purchased on 9/28/07, proceeds at maturity $386,066, collateralized by various corporate bonds, fair value $395,421)	385,894
603,092	CWL 2006-14 2A1 ABS, 5.18%, 09/05/2008 (a)	603,092
2,000,000	Monumental Global Funding II MTN, 5.41%, 05/26/2010 (a)	2,000,000
1,000,000	Morgan Stanley Master Note, 5.43%, 12/17/2007 (a)	1,000,000
2,000,000	Santander US Debt SA UNI MTN, 5.73%, 11/20/2009 (a)	2,000,000
1,000,000	Wachovia Bank NA Bank Note, 5.39%, 08/10/2009 (a)	1,000,000

Total Investments Held As Collateral For Loaned Securities		12,988,375

TOTAL INVESTMENTS – (104.9)% (Cost $568,933,462) (e)		$571,411,676

Liabilities in excess of other assets — (4.9)%		(26,479,229)

NET ASSETS — 100.0%		$544,932,447

See accompanying notes to Schedule of Portfolio Investments.

3

Schedule of Portfolio Investments (continued)
NEW COVENANT INCOME FUND
September 30, 2007
(Unaudited)

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2007.

(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933 or otherwise restricted as to resale. These securities may be resold in transactions exempt from registration, normally for qualified buyers. The Advisor, using procedures approved by the Board of trustees, has deemed these securities to be liquid.

(c)	Security purchased on a when-issued or delayed delivery basis.

(d)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued or delayed delivery basis.

(e)	See notes to Schedule of Portfolio Investments for tax basis unrealized appreciation (depreciation) of securities.

(L)	A portion or all of this security was held on loan.

ABS	Asset Backed Security

MTN	Medium Term Note

PLC	Public Limited Company
See accompanying notes to Schedule of Portfolio Investments.

4

Schedule of Portfolio Investments
NEW COVENANT BALANCED GROWTH FUND
September 30, 2007
(Unaudited)

Shares or		Value
Principal Amount		(Note 2)
INVESTMENT COMPANIES (98.5%)
5,506,699	New Covenant Growth Fund (b)	$215,642,338
5,343,643	New Covenant Income Fund (b)	132,842,957

Total Investment Companies		348,485,295

CASH EQUIVALENTS (1.5%)
$5,306,439	JP Morgan Cash Trade Execution	5,306,439

TOTAL INVESTMENTS – (100.0)%
(Cost $286,571,806) (a)		$353,791,734
Liabilities in Excess of Other Assets — 0.0%		(21,790)

NET ASSETS — 100.0%		$353,769,944

(a)	See notes to Schedule of Portfolio Investments for tax basis unrealized appreciation (depreciation) of securities.

(b)	Investment in affiliate.
See accompanying notes to Schedule of Portfolio Investments.

1

Schedule of Portfolio Investments
NEW COVENANT BALANCED INCOME FUND
September 30, 2007
(Unaudited)

Shares or		Value
Principal Amount		(Note 2)
INVESTMENT COMPANIES (98.5%)
$1,098,537	New Covenant Growth Fund (b)	$43,018,707
2,974,022	New Covenant Income Fund (b)	73,934,195

Total Investment Companies		116,952,902

CASH EQUIVALENTS (1.5%)
$1,778,504	JP Morgan Cash Trade Execution	1,778,504

TOTAL INVESTMENTS – (100.0)%
(Cost $101,981,251) (a)		$118,731,406
Liabilities in Excess of Other Assets — 0.0%		(4,275)

NET ASSETS — 100.0%		$118,727,131

(a)	See note to Schedule of Portfolio Investments for tax basis unrealized appreciation (depreciation) of securities.

(b)	Investment in affiliate.
See accompanying notes to Schedule of Portfolio Investments.

2

Notes to Schedule of Investments
NEW COVENANT FUNDS
September 30, 2007
(Unaudited)
1. Organization
New Covenant Funds (the “Trust”), an open-end, diversified management investment company, was organized as a Delaware business trust on September 30, 1998. It currently consists of four investment funds: New Covenant Growth Fund (“Growth Fund”), New Covenant Income Fund (“Income Fund”), New Covenant Balanced Growth Fund (“Balanced Growth Fund”), and New Covenant Balanced Income Fund (“Balanced Income Fund”), (individually, a “Fund,” and collectively, the “Funds”).
2. Significant Accounting Policies
The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with GAAP.
Portfolio Valuation: Fund investments are recorded at market value. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price as of the close of trading. Equity securities traded on NASDAQ use the official closing price. Equity securities which are traded in the over-the-counter market only, but which are not included on NASDAQ, are valued at the mean between the last preceding bid and ask prices. Debt securities with a remaining maturity of sixty days or more are valued using a pricing service when such prices are believed to reflect fair market value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates market value. Investment companies are valued at net asset value. All other securities and securities with no readily determinable market values are valued using procedures adopted by the Board of Trustees. Factors used in determining fair value include but are not limited to: type of security or asset, fundamental analytical data relating to the investment in the security, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security.
Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the New York Stock Exchange (“NYSE”). Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not be reflected in the security’s market value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures adopted by the Board of Trustees. All securities and other assets of a Fund initially expressed in foreign currencies will be converted to U.S. dollar values at the foreign exchange rate every business day, generally at 4:00PM EST.
Securities Transactions and Investment Income: During the period, security transactions are generally accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Securities sold are determined on a specific identification basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount for both financial reporting and tax purposes. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.
Options: The Income Fund may purchase or write options which are traded over-the-counter to hedge fluctuation risks in the prices of certain securities. When the Fund writes a call or put option, an amount equal to the premium received is reflected as a liability. The liability is subsequently “marked-to-market” to reflect the current market value of the option written. The premium paid by the Fund for the purchase of a call or put option is recorded as an investment and subsequently “marked-to-market” to reflect the current market value of the option purchased. The Fund is subject to the risk of an imperfect correlation between movement in the price of the option and the price of the underlying security. Risks may also arise due to illiquid secondary markets for the options. There were no options outstanding at September 30, 2007.
Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuation and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. That portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.
The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities. The Funds report gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for U.S. federal income tax purposes.
Forward Foreign Currency Contracts: The Growth Fund may enter into forward foreign currency contracts as hedges against either specific transactions or portfolio positions. All commitments are “marked-to-market” daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time foreign forward contracts are extinguished.
Loans of Portfolio Securities: The Growth Fund and Income Fund may lend their securities pursuant to a securities lending agreement (“Lending Agreement”) with JPMorgan Chase Bank, N.A. (“JPMorgan”). Security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral valued at at least 102% of the market value of the securities loaned. However, due to market fluctuations, the value of the securities on loan may exceed the value of the collateral. On the next business day, the collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Cash collateral received is invested by JPMorgan pursuant to the terms of the Lending Agreement. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. To the extent a loan is secured by non-cash collateral, the borrower is required to pay a loan premium. Non-cash collateral received cannot be sold or re-pledged. Net income earned on the investment of cash collateral and loan premiums received on non-cash collateral are allocated between JPMorgan and the Funds in accordance with the Lending Agreement.
At September 30, 2007, the cash collateral received by the Growth Fund and the Income Fund was invested in repurchase agreements and other short-term securities. Information on the investment of cash collateral is shown in the Portfolio of Investments. The Growth Fund and the Income Fund receive payments from borrowers equivalent to the dividends and interest that would have been earned on the securities lent while simultaneously seeking to earn income on the investment cash collateral. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. However, loans will be made only to borrowers deemed by the Advisor to be creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.
The value of the loaned securities and related collateral at September 30, 2007, was as follows:

	Value of	Value of	Value of
	Securities Loaned	Cash Collateral	Non-Cash Collateral
Growth Fund	$126,374,864	$129,973,400	—
Income Fund	$14,214,583	$12,988,375	$1,481,619
Repurchase Agreements: The Funds may enter into repurchase agreements, which are secured by obligations of the U.S. government, with a bank, broker-dealer or other financial institution. Each repurchase agreement is at least 102% collateralized and marked-to-market daily. However, in the event of default or bankruptcy by the counterparty to the repurchase agreement, realization of the collateral may be subject to certain costs, losses or delays.
Forward Commitments, When-Issued Securities and Delayed-Delivery Transactions: The Growth Fund and the Income Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Debt securities are often issued on that basis. No income will accrue on securities purchased on a when-issued or delayed-delivery basis until the securities are delivered. Securities purchased or sold on a when-issued, delayed-delivery or forward-commitment basis involve a risk of loss if the value of the security to be purchased declines prior to settlement date. Although the Funds would generally purchase securities on a when-issued, delayed-delivery or a forward-commitment basis with the intention of acquiring the securities, the Funds may dispose of such securities prior to settlement if the portfolio manager deems it appropriate to do so.
The Funds may dispose of or renegotiate a when-issued or forward commitment. The Funds will normally realize a capital gain or loss in connection with these transactions. For purposes of determining the Income Fund’s average dollar-weighted maturity, the maturity of when-issued or forward-commitment securities will be calculated from the commitment date.
When the Funds purchase securities on a when-issued, delayed-delivery or forward-commitment basis, the Funds will maintain cash, U.S. government securities or other liquid portfolio securities having a value (determined daily) at least equal to the amount of the Funds’ purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Funds will maintain sufficient assets at all times to cover their obligations under when-issued purchases, forward-commitments and delayed-delivery transactions.
As of September 30, 2007, the Funds had outstanding when-issued or delayed-delivery purchase commitments with corresponding assets segregated, as follows:

Fund	Amount
Income Fund	$37,255,602
3. Risk Factors
The performance of a Fund’s investments in non-U.S. companies and in companies operating internationally or in foreign countries will depend principally on economic conditions in their product markets, the securities markets where their securities are traded, and currency exchange rates. These risks are present because of uncertainty in future exchange rates back into U.S. dollars and possible political instability, which could affect foreign financial markets and local economies. There are also risks related to social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.
The Funds will not invest more than 15% of the value of their net assets in securities that are illiquid because of restrictions on transferability or other reasons. Repurchase agreements with deemed maturities in excess of seven days and securities that are not registered under the Securities Act of 1933, as amended, but that may be purchased by institutional buyers pursuant to Rule 144A are subject to this 15% limit (unless such securities are variable-amount master-demand notes with maturities of nine months or less or unless the Board determines that a liquid trading market exists). The Funds may purchase securities which are not registered under the Securities Act but which can be sold to “qualified institutional buyers” in accordance with Rule 144A under the Securities Act. In some cases, such securities are classified as “illiquid securities”; however, any such security will not be considered illiquid so long as it is determined by the Advisor, under guidelines approved by the Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.
The Income Fund may invest a limited amount of assets in debt securities which are rated below investment grade (hereinafter referred to as “lower-rated securities”) or which are unrated but deemed equivalent to those rated below investment grade by the portfolio managers. The lower the ratings of such debt securities, the greater their risks. These debt instruments generally offer a higher current yield than that available from higher-grade issues, and typically involve greater risks. The yields on lower-rated securities will fluctuate over time. In general, prices of all bonds rise when interest rates fall and fall when interest rates rise. Lower-rated securities are subject to adverse changes in general economic conditions and to changes in the financial condition of their issuers. During periods of economic downturn or rising interest rates, issuers of these instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest, and increase the possibility of default.
The Balanced Funds invest their assets primarily in the Growth Fund and the Income Fund. By investing primarily in shares of these Funds, shareholders of the Balanced Funds indirectly pay a portion of the operating expenses, management expenses and brokerage costs of the underlying Funds as well as their own operating expenses. Thus, shareholders of the Balanced Funds may indirectly pay slightly higher total operating expenses and other costs than they would pay by directly owning shares of the Growth Fund and Income Fund. Total fees and expenses to be borne by investors in either Balanced Fund will depend on the portion of the Funds’ assets invested in the Growth Fund and in the Income Fund. A change in the asset allocation of either Balanced Fund could increase or reduce the fees and expenses actually borne by investors in that Fund. The Balanced Funds are also subject to rebalancing risk. Rebalancing activities, while undertaken to maintain a Fund’s investment risk-to-reward ratio, may cause the Fund to under-perform other funds with similar investment objectives. For the Balanced Growth Fund, it is possible after rebalancing from equities into a greater percentage of fixed-income securities, that equities will outperform fixed-income investments. For the Balanced Income Fund, it is possible that after rebalancing from fixed-income securities into a greater percentage of equity securities, that fixed-income securities will outperform equity investments. The performance of the Balanced Growth Fund and the Balanced Income Fund depends on the performance of the underlying Funds in which they invest.
4. Federal Income Tax
As of September 30, 2007, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Growth Fund	$954,352,126	$201,625,014	$(25,636,904)	$175,988,110
Income Fund	570,606,005	3,978,679	(3,173,008)	805,671
Balanced Growth Fund	301,458,582	52,333,152	—	52,333,152
Balanced Income Fund	104,257,161	14,690,776	(216,531)	14,474,245

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.
SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) New Covenant Funds

By (Signature and Title)*	/s/ Martin R. Dean

Martin R. Dean, Treasurer
Date 11/27/07
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert E. Leech

Robert E. Leech, President
Date 11/27/07

By (Signature and Title)*	/s/ Martin R. Dean

Martin R. Dean, Treasurer
Date 11/27/07